FIXED ASSETS - Schedule of Fixed Assets (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total fixed assets before accumulated depreciation	$ 1,085	$ 1,031	$ 407
Less accumulated depreciation	(248)	(185)	(59)
Total fixed assets after accumulated depreciation	837	846	348
Machine and equipment
Property, Plant and Equipment [Line Items]
Fixed assets, gross	191	191	173
Automobiles
Property, Plant and Equipment [Line Items]
Finance lease	102	102	63
Website development costs
Property, Plant and Equipment [Line Items]
Fixed assets, gross	290	290	49
Computer and office equipment
Property, Plant and Equipment [Line Items]
Fixed assets, gross	9	11	8
Software development costs
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 493	$ 437	$ 114